Note Exchange Agreement (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Apr. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Repayments from note payable		$ 60,643	$ 7,226	$ 0	$ 46,422
Note payable - current portion		58,255		121,848
Interest on debt		$ 1,594		$ 4,907	$ 4,907
Note Exchange Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	6.00%
Debt instrument, interest rate basis for effective rate	In the event that any amount due under a Note is not paid as and when due, such amounts will accrue interest at the rate of 12% per year, simple interest, non-compounding, until paid.
Debt instrument, effective interest rate	12.00%